Note 12 - Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of income tax [text block]
	2020	2019	2018
Income tax expenses - current	(1,048.9)	(1,118.1)	(1,833.5)

Deferred tax expense on temporary differences	(1,576.0)	277.1	(230.4)
Deferred tax over taxes losses carried forward movements in the current period	862.4	86.3	290.0
Total deferred tax (expense)/income	(713.6)	363.4	59.6

Total income tax expenses	(1,762.5)	(754.7)	(1,773.9)

Disclosure of reconciliation from the weighted nominal to the effective tax rate [text block]
	2020	2019	2018
Profit before tax	13,494.4	12,943.1	13,121.6
Adjustment on a taxable basis
Other non-taxable income (i)	(630.8)	(1,067.1)	(502.3)
Government grants related to sales taxes	(1,624.9)	(1,896.0)	(1,807.3)
Share of the result of joint ventures	43.3	22.3	(1.0)
Non-deductible expenses	356.5	378.2	306.8
Addition of income tax of foreign subsidiaries due in Brazil	463.0	210.9	503.0
	12,101.5	10,591.4	11,620.8
Aggregated weighted nominal tax rate	30.26%	28.94%	30.17%
Taxes payable - nominal rate	(3,662.1)	(3,064.7)	(3,505.5)
Adjustments to tax expenses
Income tax incentives	123.2	245.9	219.7
Deductible interest on shareholders' equity	2,213.2	2,623.8	1,710.4
Tax savings based on the amortization of goodwill	77.5	80.5	72.3
Withholding income tax	(628.2)	(420.3)	(220.0)
Recognition/(write-off) of deferred charges on tax losses	123.2	(377.4)	(41.6)
Effect of the application of IAS 29 (hyperinflation)	(50.5)	1.4	(107.3)
Other with reduced taxation (i)	41.2	156.1	98.1
Income tax and social contribution expense	(1,762.5)	(754.7)	(1,773.9)
Effective tax rate	13.06%	5.83%	13.52%